Income Taxes (Details 5) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Changes in Holdings' valuation allowance for deferred tax assets
Beginning of period	$ 4.9	$ 5.2	$ 5.0
Additions due to UCI Acquisition				5.3
Provisions	0.4	0.7	1.7	0.2
Deductions		(1.0)		(0.5)
End of period	$ 5.3	$ 4.9	$ 6.7	$ 5.0